Equity and Debt Investments - Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments
Equity method investments(1)	$ 2,412,268	$ 2,276,673	$ 1,524,214
Marketable equity securities		26,754	35,600
Other equity investments		96,833	348,342
Investments in Unconsolidated Ventures	2,671,130	2,432,914	1,687,999
Debt Securities
N-Star CDO bonds, available for sale			323,243
Total debt securities	85,549	96,833
Equity and debt investments	2,756,679	2,529,747
Investment ventures
Equity method investments
Equity method investments(1)	2,282,817	2,151,847	1,297,180
Other equity investments	96,612	95,196	89,261
Private funds
Equity method investments
Equity method investments(1)	129,451	124,826	227,034
Other equity investments		34,291	38,924
private fund and retail
Equity method investments
Other equity investments	31,024	24,607
Equity Securities
Equity method investments
Marketable equity securities	131,226	36,438
Other equity investments		26,754	35,600
N-Star CDO bonds
Debt Securities
N-Star CDO bonds, available for sale	64,410	64,127	90,933
Commercial Mortgage Backed Securities
Equity method investments
Other equity investments	21,139	32,706	25,099
Debt Securities
N-Star CDO bonds, available for sale			147,945
CMBS of consolidated fund, at fair value	21,139	32,706
Level 1 | Equity Securities
Equity method investments
Marketable equity securities	131,226	36,438
Other equity investments			35,600
Level 1 | N-Star CDO bonds
Debt Securities
N-Star CDO bonds, available for sale	0	0	0
Level 1 | Commercial Mortgage Backed Securities
Equity method investments
Other equity investments	$ 0	$ 0	0
Debt Securities
N-Star CDO bonds, available for sale			$ 0